UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

Following two years of 25%+ returns in 2009 and 2010, small cap stocks posted a decline in 2011 as investors navigated a range of economic and political dynamics. The start of 2011 continued the trends of 2010, with equities rallying on improving economic data, strong corporate profits, low interest rates and monetary accommodation. Market sentiment reversed in early May, as economic data began to deteriorate and monetary accommodation in the form of “QE2” expired. In addition, the Greek debt crisis came into focus, only to be followed by the debt ceiling impasse in the U.S. Congress. Sentiment began to improve near the end of September, as various measures to delay or postpone the debt crisis in Europe emerged and economic prospects in the U.S. appeared to strengthen relative to cautious expectations. Market leadership changed hands many times during the year, rotating from “risk-on” to “risk-off”, large cap to small cap, and growth to value. Ultimately, large caps modestly outperformed small caps, growth stocks prevailed over value, and sectors less sensitive to the economy exceeded those more tied to economic trends.

For the one year period ended December 31, 2011, the Maxim Looms Sayles Small-Cap Value Portfolio (Initial Class shares) returned -2.03% while its benchmark, the Russell 2000 Index, returned -4.18%. Stock selection was positive for the Portfolio, with producer durables, consumer discretionary and technology showing the strongest gains. Utilities and materials & processing detracted slightly from performance. Sector allocation had a negative effect, with the utilities sector being the largest detractor. While our underweight in utilities added to performance in the fourth quarter, for the year it hurt the overall Portfolio.

Top contributing stocks for the year included WellCare Health Plans, Genesco, and Sally Beauty Holdings. WellCare, a managed care provider for government-sponsored healthcare programs, reported very strong earnings throughout the year on favorable utilization trends and solid cost controls. Genesco is a leading footwear retailer catering to the teen market. Continued strong earnings and a timely acquisition in the United Kingdom helped propel the stock higher. Sally Beauty, which distributes beauty products and operates a chain of beauty supply stores, experienced accelerating sales growth and higher margins, resulting in a steady increase in earnings expectations throughout the year.

Detractors during the year included Ferro, Popular Inc., and PHH Corp. Ferro Corp., a manufacturer of specialty chemicals and coatings, declined as investors reduced expectations for the company’s solar panel-related product line. Ferro’s non-solar-related product lines have continued to perform reasonably well, and we have maintained our below average weight position in the shares as the valuation is quite depressed. Popular Inc. is a bank holding company providing commercial banking services in Puerto Rico, the Dominican Republic, the British Virgin Islands and the U.S. mainland. Credit metrics at the bank improved at an uneven pace during 2011, pressuring the stock throughout the year. At current price levels we are continuing to hold the security. PHH Corp., an outsource provider of mortgages and vehicle fleet services, sold-off sharply late in the quarter on a debt rating downgrade by S&P. Our research indicates the company has adequate liquidity through at least 2012. However, the downgrade may result in a higher cost of funding in the intermediate term, and we have reduced our position in the shares accordingly.

In looking to 2012, the capital markets have continued to be strongly influenced by macro-economic and related geopolitical considerations, and we do not expect this pattern to change in the near term. Given the daily headlines coming out of Europe, the intense focus on each new economic data release and the various nuances of Federal Reserve Bank policy, macro considerations may continue to take on greater importance over the coming months. It continues to be our view that stocks are not expensive on either a cash flow or earnings basis, and the low level of interest rates make them attractive relative to bonds. While we think U.S. economic growth will likely remain muted, even the modest improvement that now seems evident could have a positive impact on equity prices in 2012.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Russell 2000 Index
	10,000.00	10,000.00
2002	8,551.00	7,952.00
2003	11,482.28	11,709.32
2004	14,026.76	13,855.64
2005	14,879.58	14,486.07
2006	17,560.88	17,147.16
2007	18,124.59	16,877.95
2008	12,208.72	11,174.89
2009	15,610.07	14,211.11
2010	19,355.45	18,026.79
2011	18,962.53	17,273.27

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Ten Years
Initial Class	-2.03%	1.55%	6.61%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2011

Sector	% of Portfolio Investments
Basic Materials	4.53%
Communications	4.16%
Consumer, Cyclical	12.85%
Consumer, Non-cyclical	15.60%
Energy	4.66%
Exchange Traded Funds	3.68%
Financial	25.18%
Industrial	19.12%
Short Term Investments	1.98%
Technology	4.78%
Utilities	3.46%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/11)	(12/31/11)	(07/01/11 – 12/31/11)

Actual	$1,000.00	$919.10	$5.28

Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 4.50%
11,883	Deltic Timber Corp	$	717,614
123,296	Ferro Corp (a)		602,917
112,804	Horsehead Holding Corp (a)		1,016,364
19,381	Minerals Technologies Inc		1,095,608
53,824	Olin Corp		1,057,642
28,340	Reliance Steel & Aluminum Co		1,379,875
52,044	WR Grace & Co (a)		2,389,860
31,111	Zep Inc		434,932

			8,694,812

Communications — 4.14%
32,663	ADTRAN Inc		985,116
156,289	Harmonic Inc (a)		787,696
27,598	IAC/InterActiveCorp		1,175,675
36,059	John Wiley & Sons Inc Class A		1,601,020
18,132	Liberty Media Corp - Liberty Capital Class A (a)		1,415,203
40,553	Netgear Inc (a)		1,361,364
65,946	Perficient Inc (a)		660,119

			7,986,193

Consumer, Cyclical — 12.79%
107,781	Callaway Golf Co (b)		596,029
21,288	Casey’s General Stores Inc		1,096,545
35,729	Cash America International Inc		1,666,043
20,853	Churchill Downs Inc		1,087,067
52,533	Commercial Vehicle Group Inc (a)		474,898
18,611	Core-Mark Holding Co Inc		736,996
17,406	Cracker Barrel Old Country Store Inc		877,437
106,755	Dana Holding Corp (a)		1,297,073
82,933	Fred’s Inc Class A		1,209,163
26,231	Genesco Inc (a)		1,619,502
191,600	HOT Topic Inc		1,266,476
21,782	HSN Inc		789,815
72,951	La-Z-Boy Inc (a)		868,117
65,217	Marriott Vacations Worldwide Corp (a)(b)		1,119,124
42,916	RadioShack Corp		416,714
59,387	Rush Enterprises Inc Class A (a)		1,242,376
107,077	Sally Beauty Holdings Inc (a)		2,262,537
55,514	Scansource Inc (a)		1,998,504
22,257	Six Flags Entertainment Corp		917,879
34,578	Tenneco Inc (a)		1,029,733
31,304	Wesco Aircraft Holdings Inc (a)(b)		437,943
44,382	Wyndham Worldwide Corp		1,678,971

			24,688,942

Consumer, Non-cyclical — 15.52%
29,746	Arbitron Inc		1,023,560
92,822	Convergys Corp (a)		1,185,337
21,572	Corn Products International Inc		1,134,471
109,519	DFC Global Corp (a)		1,977,913
60,687	Euronet Worldwide Inc (a)		1,121,496
19,110	Fresh Del Monte Produce Inc		477,941

Shares			Value

Consumer, Non-cyclical — (continued)
58,179	H&E Equipment Services Inc (a)	$	780,762
38,785	Hanger Orthopedic Group Inc (a)		724,892
54,918	Impax Laboratories Inc (a)		1,107,696
28,677	J&J Snack Foods Corp		1,527,911
36,724	Jarden Corp		1,097,313
64,479	KAR Auction Services Inc (a)		870,466
65,491	McGrath Rentcorp		1,898,584
22,652	Mednax Inc (a)		1,631,170
50,474	Obagi Medical Products Inc (a)		512,816
21,756	PHH Corp (a)		232,789
34,279	Rent-A-Center Inc		1,268,323
87,727	Rollins Inc		1,949,294
70,068	Spartan Stores Inc		1,296,258
71,096	Standard Parking Corp (a)		1,270,486
28,519	SurModics Inc (a)		418,089
24,855	Team Inc (a)		739,436
21,120	Teleflex Inc		1,294,445
42,855	WellCare Health Plans Inc (a)		2,249,887
39,971	Wright Express Corp (a)		2,169,626

			29,960,961

Energy — 4.64%
21,862	Berry Petroleum Co Class A		918,641
67,729	Cloud Peak Energy Inc (a)		1,308,524
86,347	Energy Partners Ltd (a)		1,260,666
57,423	Helix Energy Solutions Group Inc (a)		907,284
23,279	Lufkin Industries Inc		1,566,910
13,004	Magnum Hunter Resources Corp (a)(b)		7,009
54,499	Oceaneering International Inc		2,514,039
41,690	SunCoke Energy Inc (a)		466,928

			8,950,001

Financial — 25.04%
52,924	American Campus Communities Inc REIT		2,220,691
102,016	Ares Capital Corp		1,576,147
114,127	BancorpSouth Inc		1,257,680
36,922	BankUnited Inc		811,915
105,012	BioMed Realty Trust Inc REIT		1,898,617
108,285	Capitol Federal Financial Inc		1,249,609
122,765	Cathay General Bancorp		1,832,881
32,855	City National Corp		1,451,534
154,673	CubeSmart REIT		1,645,721
84,583	CVB Financial Corp		848,367
62,183	DuPont Fabros Technology Inc REIT (b)		1,506,072
76,195	Employers Holdings Inc		1,378,368
142,452	Fifth Street Finance Corp (b)		1,363,266
103,073	First Financial Bancorp		1,715,135
62,852	HCC Insurance Holdings Inc		1,728,430
316,747	Hersha Hospitality Trust REIT		1,545,725
22,769	Home Properties Inc REIT		1,310,811
30,564	Iberiabank Corp		1,506,805
55,720	MarketAxess Holdings Inc		1,677,729
26,286	Mid-America Apartment Communities Inc REIT		1,644,189

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Financial — (continued)
57,459	National Retail Properties Inc REIT	$	1,515,768
82,599	Omega Healthcare Investors Inc REIT		1,598,291
49,376	Pinnacle Financial Partners Inc (a)		797,422
506,254	Popular Inc (a)		703,693
32,479	Potlatch Corp REIT		1,010,422
22,677	ProAssurance Corp		1,810,078
34,638	Prosperity Bancshares Inc		1,397,643
26,758	Reinsurance Group of America Inc		1,398,106
29,531	Signature Bank (a)		1,771,565
34,850	Sovran Self Storage Inc REIT		1,487,050
52,360	Stifel Financial Corp (a)		1,678,138
58,113	UDR Inc REIT		1,458,636
55,452	Wintrust Financial Corp (b)		1,555,429

			48,351,933

Industrial — 19.01%
34,545	Actuant Corp Class A		783,826
27,897	Alamo Group Inc		751,266
75,065	Albany International Corp Class A		1,735,503
78,482	Altra Holdings Inc (a)		1,477,816
29,209	Armstrong World Industries Inc (a)		1,281,399
28,510	AZZ Inc		1,295,494
23,286	Belden Inc		774,958
25,070	Cognex Corp		897,255
73,965	Darling International Inc (a)		982,995
56,089	EnerSys (a)		1,456,631
23,473	Genesee & Wyoming Inc Class A (a)		1,421,994
25,398	Global Power Equipment Group Inc (a)		603,203
64,253	Griffon Corp		586,630
19,533	Haynes International Inc		1,066,502
71,443	II-VI Inc (a)		1,311,693
37,115	John Bean Technologies Corp		570,458
23,484	Kirby Corp (a)		1,546,187
34,762	Koppers Holdings Inc		1,194,422
19,658	Leggett & Platt Inc		452,920
32,748	Littelfuse Inc		1,407,509
82,207	Methode Electronics Inc		681,496
10,675	Middleby Corp (a)		1,003,877
70,280	Movado Group Inc		1,276,988
32,212	MYR Group Inc (a)		616,538
41,566	Old Dominion Freight Line Inc (a)		1,684,670
24,074	Raven Industries Inc		1,490,181
27,206	RBC Bearings Inc (a)		1,134,490
47,568	Rofin-Sinar Technologies Inc (a)		1,086,929
24,221	Rogers Corp (a)		892,786
33,517	Thomas & Betts Corp (a)		1,830,028
24,779	TTM Technologies Inc (a)		271,578
10,779	Wabtec Corp		753,991
49,084	Waste Connections Inc		1,626,644
31,721	Werner Enterprises Inc		764,476

			36,713,333

Shares			Value

Technology — 4.75%
61,098	Brocade Communications Systems Inc (a)	$	317,098
62,521	GSI Group Inc (a)		639,590
188,721	Lattice Semiconductor Corp (a)		1,121,003
64,806	Monotype Imaging Holdings Inc (a)		1,010,325
58,762	Progress Software Corp (a)		1,137,045
51,239	QLogic Corp (a)		768,585
56,590	Semtech Corp (a)		1,404,564
82,046	SS&C Technologies Holdings Inc (a)		1,481,751
95,368	Teradyne Inc (a)		1,299,866

			9,179,827

Utilities — 3.44%
37,010	Allete Inc		1,553,680
12,837	ITC Holdings Corp		974,071
46,445	Middlesex Water Co		866,664
19,183	NorthWestern Corp		686,559
40,889	UGI Corp		1,202,137
38,340	UIL Holdings Corp		1,356,086

			6,639,197

TOTAL COMMON STOCK — 93.83% (Cost $151,777,151)		$	181,165,199

EXCHANGE TRADED FUNDS
96,000	iShares Russell 2000 Index Fund		7,074,240

TOTAL EXCHANGE TRADED FUNDS — 3.66% (Cost $7,621,747)		$	7,074,240

Principal Amount
SECURITIES LENDING COLLATERAL
$ 999,823	Undivided interest of 8.33% in a repurchase agreement (principal amount/value $12,000,000 with a maturity value of $12,000,133) with Goldman Sachs & Co., 0.10%, dated 12/30/11, to be repurchased at $999,823 on 1/3/12, collateralized by various U.S. Government Agency securities, 2.16% - 6.50%, 4/1/20 - 12/1/48, with a value of $12,240,000.	$	999,823

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of December 31, 2011

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,823	Undivided interest of 5.40% in a repurchase agreement (principal amount/value $18,500,000 with a maturity value of $18,500,103) with HSBC Securities (USA) Inc, 0.05%, dated 12/30/11, to be repurchased at $999,823 on 1/3/12, collateralized by U.S. Treasury, 0.25% - 4.25%, 10/31/13 - 11/15/40, with a value of $18,870,075.	$999,823

999,823	Undivided interest of 4.69% in a repurchase agreement (principal amount/value $21,300,000 with a maturity value of $21,300,118) with JP Morgan Securities, 0.05%, dated 12/30/11, to be repurchased at $999,823 on 1/3/12, collateralized by Federal Home Loan Mortgage Corp, 2.13% - 5.94%, 6/1/24 - 3/1/41, with a value of $21,726,050.	999,823

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 804,834	Undivided interest of 3.28% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $804,834 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	$804,834

TOTAL SECURITIES LENDING COLLATERAL — 1.97% (Cost $3,804,303)		$3,804,303

TOTAL INVESTMENTS — 99.46% (Cost $163,203,201)		$192,043,742

OTHER ASSETS & LIABILITIES, NET — 0.54%		$1,036,888

TOTAL NET ASSETS — 100.00%		$193,080,630

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at December 31, 2011.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim Loomis Sayles Small-Cap Value Portfolio

ASSETS:
Investments in securities, market value (including $3,717,642 of securities on loan)(a)	$192,043,742
Cash	4,971,498
Dividends receivable	214,903
Subscriptions receivable	244,472
Receivable for investments sold	66,618

Total Assets	197,541,233

LIABILITIES:
Payable to investment adviser	166,554
Payable upon return of securities loaned	3,804,303
Redemptions payable	294,345
Payable for investments purchased	195,401

Total Liabilities	4,460,603

NET ASSETS	$193,080,630

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$966,016
Paid-in capital in excess of par	165,485,967
Net unrealized appreciation on investments	28,840,541
Accumulated net realized loss on investments	(2,211,894)

TOTAL NET ASSETS	$193,080,630

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	9,660,158

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$19.99

(a) Cost of investments	$163,203,201

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim Loomis Sayles Small-Cap Value Portfolio

INVESTMENT INCOME:
Interest	$1,994
Income from securities lending	31,258
Dividends	2,538,042

Total Income	2,571,294

EXPENSES:
Audit fees	22,567
Bank and custodian fees	17,644
Management fees	1,837,316
Investment administration fees	93,869
Other	59,242

Total Expenses	2,030,638

Less amount reimbursed by investment adviser	19,574

Net Expenses	2,011,064

NET INVESTMENT INCOME	560,230

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	10,917,931
Change in net unrealized depreciation on investments	(14,470,049)

Net Realized and Unrealized Loss on Investments	(3,552,118)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,991,888)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim Loomis Sayles Small-Cap Value Portfolio

OPERATIONS:
Net investment income	$560,230	$947,949
Net realized gain on investments	10,917,931	30,615,025
Change in net unrealized appreciation (depreciation) on investments	(14,470,049)	6,972,007

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,991,888)	38,534,981

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(332,849)	(783,896)

Total Distributions	(332,849)	(783,896)

CAPITAL SHARE TRANSACTIONS:
Shares sold	94,404,195	95,236,062
Shares issued in reinvestment of distributions	332,849	783,896
Shares redeemed	(74,715,430)	(184,421,644)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	20,021,614	(88,401,686)

Total Increase (Decrease) in Net Assets	16,696,877	(50,650,601)

NET ASSETS:
Beginning of year	176,383,753	227,034,354

End of year	$193,080,630	$176,383,753

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	4,661,035	5,518,162
Shares issued in reinvestment of distributions	16,619	41,682
Shares redeemed	(3,645,495)	(10,641,051)

Net Increase (Decrease)	1,032,159	(5,081,207)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	00000	00000	00000	00000	00000	00000	00000
	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim Loomis Sayles Small-Cap Value Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$20.44	$16.56	$13.00	$19.53	$21.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.08	0.06	0.04	0.02
Net realized and unrealized gain (loss)	(0.45)	3.88	3.56	(6.35)	0.64

Total Income (Loss) From Investment Operations	(0.41)	3.96	3.62	(6.31)	0.66

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.08)	(0.06)	(0.04)	(0.02)
From net realized gains	–	–	–	(0.18)	(2.39)

Total Distributions	(0.04)	(0.08)	(0.06)	(0.22)	(2.41)

NET ASSET VALUE, END OF YEAR	$19.99	$20.44	$16.56	$13.00	$19.53

TOTAL RETURN(a)	(2.03%)	23.99%	27.86%	(32.64%)	3.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$193,081	$176,384	$227,034	$204,086	$281,009
Ratio of expenses to average net assets
Before reimbursement	1.11%	1.12%	1.08%	1.09%	1.07%
After reimbursement	1.10%	1.12%	1.08%	1.08%	1.07%
Ratio of net investment income to average net assets
Before reimbursement	0.29%	0.53%	0.49%	0.31%	0.12%
After reimbursement	0.30%	0.53%	0.49%	0.31%	0.12%
Portfolio turnover rate	48%	54%	58%	67%	58%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

Annual Report December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Exchange Traded Funds	Exchange traded close price.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$180,454,497	$7,009	$—	$180,461,506
Foreign Common Stock	703,693	—	—	703,693
Exchange Traded Funds	7,074,240	—	—	7,074,240
Securities Lending Collateral	—	3,804,303	—	3,804,303

Total	$188,232,430	$3,811,312	$0	$192,043,742

Total Investments (a)	$188,232,430	$3,811,312	$0	$192,043,742

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to reimburse the Portfolio for any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser has entered into a sub-advisory agreement with Loomis, Sayles & Company LP. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $104,041,091 and $85,684,314, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $163,406,663. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $36,805,170 and gross depreciation of securities in which there was an excess of tax cost over value of $8,168,091 resulting in net appreciation of $28,637,079.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $3,717,642 and received collateral of $3,804,303 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were from ordinary income in the amount of $332,849 and $783,896, respectively.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	-
Undistributed capital gains		-

Net accumulated earnings		0

Net unrealized appreciation on investments		28,637,079
Capital loss carryforwards		(1,318,385)
Post-October losses		(690,047)

Tax composition of capital	$	26,628,647

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $28,396 from paid-in capital and $227,381 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio utilized $11,395,006 of capital loss carryforwards and had available for federal income tax purposes unused capital loss carryforwards of $1,318,385. Pre-enactment net capital losses consist of $1,318,385 which expire in the year 2017.

7. TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Loomis Sayles Small-Cap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1)  Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

     (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:    February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:    February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:    February 28, 2012